Collaboration Agreements (Details Textual) € in Thousands, $ in Thousands				1 Months Ended	12 Months Ended
	Apr. 03, 2014	Dec. 14, 2011 USD ($)	Mar. 12, 2009 USD ($)	Aug. 18, 2009 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 EUR (€)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Jun. 30, 2016 USD ($)
Accrued Royalties, Current					$ 8
Milestone Fee Recorded Research And Development Expenses					568	€ 500
Payments to Acquire Productive Assets					84
Technology Transfer Agreement [Member]
Collaborative Arrangements and Noncollaborative Arrangement Milestone Payments Incurred							$ 300					$ 300
Tianjing Can Sino Biotechnology Inc [Member] | Technology Transfer Agreement [Member]
Collaborative Arrangements and Noncollaborative Arrangement Payment for Transfer of Additional Serotypes and Related Technology		$ 300
Collaborative Arrangements and Noncollaborative Arrangement Milestone Payments Incurred					1,200
Collaborative Arrangements and Noncollaborative Arrangement Milestone Payments Incurred for Agreement before Amendment					1,000
Collaborative Arrangements and Noncollaborative Arrangement Milestone Payments Incurred for Amended Agreement								$ 200
Tianjing Can Sino Biotechnology Inc [Member] | Technology Transfer Agreement [Member] | Maximum [Member]
Collaborative Arrangements and Noncollaborative Arrangement Milestone Payments			$ 3,000
Royalty Payment on Net Sales			10.00%
Tianjing Can Sino Biotechnology Inc [Member] | Technology Transfer Agreement [Member] | Minimum [Member]
Royalty Payment on Net Sales			6.00%
National Institute of Health [Member] | Patent License Agreement [Member]
Collaborative Arrangements and Noncollaborative Arrangement License Issue Royalty				$ 80
Collaborative Arrangements and Noncollaborative Arrangement License Royalty Payments Upon Achievement of Each Benchmark					330
Royalty Expense							$ 9	8
National Institute of Health [Member] | Patent License Agreement [Member] | Maximum [Member]
Royalty Payment on Net Sales				4.00%
National Institute of Health [Member] | Patent License Agreement [Member] | Minimum [Member]
Royalty Payment on Net Sales				1.50%
Collaborative Arrangements and Noncollaborative Arrangement Non Refundable Annual Royalty				$ 8
Medimmune LLC [Member] | H5N1 Licenses [Member]
Collaborative Arrangements and Noncollaborative Arrangement Milestone Payments Incurred					$ 9,900
Collaborative Arrangements and Noncollaborative Arrangement Licenses Fees and Royalties Paid											$ 3,400
Doses Of Vaccines Obtained From Government										3,000,000
Accrued Royalties, Current										$ 1,036
Institute For Translational Vaccinology [Member]
Collaborative Arrangements and Noncollaborative Arrangement Milestone Payments								1,500
Collaborative Arrangements and Noncollaborative Arrangement Entrance Fees and Milestone Payments								2,406
Entrance Fee Recorded As Research And Development Expense								665	€ 500
Collaborative Arrangement Term of Agreement	50 years
Institute For Translational Vaccinology [Member] | Sabin Inactivated Polio Vaccine [Member]
Payment Made Recorded As Research And Development Expense								$ 125	€ 94